Retirement Benefits (Notes)	12 Months Ended
Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits
Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company's policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.

A summary of the Company's defined benefit pension plans follows:

	2015	2014	2013
Benefit cost
Service cost	$97,960	$99,929	$107,519
Interest cost	176,556	190,999	174,152
Special termination cost	21,174	—	—
Expected return on plan assets	(218,938)	(226,884)	(211,694)
Amortization of prior service cost	9,437	14,644	14,472
Amortization of unrecognized actuarial loss	152,664	159,584	200,849
Amortization of initial net obligation	17	19	22
Net periodic benefit cost	$238,870	$238,291	$285,320

	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$4,749,447	$4,382,563
Service cost	97,960	99,929
Interest cost	176,556	190,999
Special termination cost	21,174	—
Actuarial loss	237,896	277,098
Benefits paid	(261,473)	(286,066)
Plan amendments	3,033	(3,503)
Foreign currency translation and other	(156,890)	88,427
Benefit obligation at end of year	$4,867,703	$4,749,447

Change in plan assets
Fair value of plan assets at beginning of year	$3,499,274	$3,096,616
Actual gain on plan assets	51,514	469,984
Employer contributions	62,852	146,237
Benefits paid	(261,473)	(286,066)
Foreign currency translation and other	(113,860)	72,503
Fair value of plan assets at end of year	$3,238,307	$3,499,274
Funded status	$(1,629,396)	$(1,250,173)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(31,206)	$(11,333)
Pensions and other postretirement benefits	(1,598,190)	(1,238,840)
Net amount recognized	$(1,629,396)	$(1,250,173)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,639,010	$1,434,645
Prior service cost	32,126	37,137
Transition obligation	103	143
Net amount recognized	$1,671,239	$1,471,925

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and excludes the effect of income taxes.

During the fourth quarter of 2015, the Company initiated a voluntary retirement program under which certain participants in its U.S. qualified defined benefit pension plan were offered enhanced retirement benefits. As a result of the program, the Company incurred an increase in its net pension benefit cost of $21,174.

During 2015 and 2014, the Company offered lump-sum distributions to certain participants in its U.S. qualified defined benefit plan. Included in benefits paid in 2015 and 2014 is $81,496 and $110,000, respectively, related to participants who elected to receive lump-sum distributions. No settlement charges were required to be recognized for the lump-sum distribution offerings.
The estimated amount of net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2016 is $166,683, $7,176 and $16, respectively.
The accumulated benefit obligation for all defined benefit plans was $4,451,047 and $4,258,743 at June 30, 2015 and 2014, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,761,438, $4,352,369 and $3,129,803, respectively, at June 30, 2015, and $4,691,350, $4,206,557 and $3,443,515, respectively, at June 30, 2014. The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $4,821,675 and $3,188,293, respectively, at June 30, 2015, and $4,709,493 and $3,459,097, respectively, at June 30, 2014.
The Company expects to make cash contributions of approximately $278 million to its defined benefit pension plans in 2016, the majority of which relate to its U.S. qualified defined benefit plan. Estimated future benefit payments in the five years ending June 30, 2016 through 2020 are $225,953, $244,912, $209,742, $241,699 and $258,332, respectively and $1,325,348 in the aggregate for the five years ending June 30, 2021 through June 30, 2025.
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2015	2014	2013
U.S. defined benefit plans
Discount rate	4.05%	4.52%	3.91%
Average increase in compensation	5.12%	5.13%	5.21%
Expected return on plan assets	7.5%	8.0%	8.0%
Non-U.S. defined benefit plans
Discount rate	0.9 to 4.2%	1.5 to 4.59%	1.75 to 4.7%
Average increase in compensation	2.0 to 5.0%	2.0 to 6.0%	2.0 to 6.0%
Expected return on plan assets	1.0 to 6.25%	1.0 to 6.25%	1.0 to 6.4%

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2015	2014
U.S. defined benefit plans
Discount rate	4.19%	4.05%
Average increase in compensation	5.14%	5.12%
Non-U.S. defined benefit plans
Discount rate	0.7 to 6.0%	0.9 to 4.2%
Average increase in compensation	2.0 to 5.5%	2.0 to 5.0%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted-average expected return of the various asset classes in the plans' portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.
The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2015	2014
Equity securities	41%	42%
Debt securities	47%	48%
Other investments	12%	10%
	100%	100%

The weighted-average target asset allocation as of June 30, 2015 is 41 percent equity securities, 47 percent debt securities and 12 percent other investments. The investment strategy for the Company's worldwide defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk in order to provide adequate liquidity to meet immediate and future benefit requirements. This strategy requires investment portfolios that are broadly diversified across various asset classes and external investment managers. Assets held in the U.S. defined benefit plans account for approximately 71 percent of the Company's total defined benefit plan assets. The Company's overall investment strategy with respect to the Company's U.S. defined benefit plans is to opportunistically migrate from its traditional mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets are being added to the portfolio. These securities are highly correlated with the Company's pension liabilities and will serve to hedge a portion of the Company's interest rate risk.
The fair values of pension plan assets at June 30, 2015 and at June 30, 2014, by asset class, are as follows:

	June 30, 2015	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$75,015	$75,015	$—	$—
Equity securities
U.S. based companies	299,321	299,321	—	—
Non-U.S. based companies	203,199	203,199	—	—
Fixed income securities
Corporate bonds	165,226	77,224	88,002	—
Government issued securities	143,697	90,785	52,912	—
Mutual funds
Equity funds	149,383	149,383	—	—
Fixed income funds	135,949	135,949	—	—
Mutual funds measured at net asset value	5,564
Common/Collective trusts
Equity funds	77,429	77,429	—	—
Fixed income funds	46,184	46,184	—	—
Common/Collective trusts measured at net asset value	1,635,135
Limited Partnerships measured at net asset value	290,904
Miscellaneous	11,301	—	11,301	—
Total at June 30, 2015	$3,238,307	$1,154,489	$152,215	$—

	June 30, 2014	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$46,297	$45,976	$321	$—
Equity securities
U.S. based companies	346,145	346,145	—	—
Non-U.S. based companies	220,911	220,911	—	—
Fixed income securities
Corporate bonds	234,719	101,227	133,492	—
Government issued securities	161,131	101,083	60,048	—
Mutual funds
Equity funds	191,301	191,301	—	—
Fixed income funds	189,375	189,375	—	—
Mutual funds measured at net asset value	35,279
Common/Collective trusts
Equity funds	85,461	85,461	—	—
Fixed income funds	48,649	48,649	—	—
Common/Collective trusts measured at net asset value	1,630,292
Limited Partnerships	777	777	—	—
Limited Partnerships measured at net asset value	288,236
Miscellaneous	20,701	—	20,701	—
Total at June 30, 2014	$3,499,274	$1,330,905	$214,562	$—

Cash and cash equivalents, which include repurchase agreements and other short-term investments, are valued at cost, which approximates fair value.
Equity securities are valued at the closing price reported on the active market on which the individual securities are traded. U.S. based companies include Company stock with a fair value of $154,660 as of June 30, 2015 and $167,157 as of June 30, 2014.
Fixed income securities are valued using both market observable inputs for similar assets that are traded on an active market and the closing price on the active market on which the individual securities are traded.
Mutual funds are valued using the closing market price reported on the active market on which the fund is traded or at net asset value per share and primarily consist of equity and fixed income funds. The equity funds primarily provide exposure to U.S. and international equities, real estate and commodities. The fixed income funds primarily provide exposure to high-yield securities and emerging market fixed income instruments. Mutual funds measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy and are being presented in the tables above to permit a reconciliation of the fair value hierarchy to the Consolidated Balance Sheet.
Common/Collective trusts primarily consist of equity and fixed income funds and are valued using the closing market price reported on the active market on which the fund is traded or at net asset value per share. Common/Collective trust investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. The equity funds provide exposure to large, mid and small cap U.S. equities, international large and small cap equities and emerging market equities. The fixed income funds provide exposure to U.S., international and emerging market debt securities. Common/Collective trusts measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy and are being presented in the tables above to permit a reconciliation of the fair value hierarchy to the Consolidated Balance Sheet.
Limited Partnerships primarily consist of hedge funds valued using a net asset value per share and provide exposure to a variety of hedging strategies including long/short equity, relative value, event driven and global macro. Limited Partnership investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. Limited Partnerships measured at fair value using the net asset value per share practical expedient have not been categorized in the fair value hierarchy and are being presented in the tables above to permit a reconciliation of the fair value hierarchy to the Consolidated Balance Sheet.
Miscellaneous primarily includes real estate funds, insurance contracts held in the asset portfolio of the Company's non-U.S. defined benefit pension plans, and net payables for securities purchased but not settled in the asset portfolio of the Company's U.S. defined benefit pension plans. Insurance contracts are valued at the present value of future cash flows promised under the terms of the insurance contracts.
The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of limited partnerships is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.
Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Company matching contributions, up to a maximum of four percent of an employee's annual compensation, are recorded as compensation expense. Prior to August 1, 2014, Company stock was used to match employee contributions. Effective August 1, 2014, participants may direct company matching contributions to any investment option within the savings and investment 401(k) plan.

	2015	2014	2013
Shares held by ESOP	8,407,858	8,944,697	9,686,238
Company matching contributions	$63,914	$63,441	$61,067

In addition to shares within the ESOP, as of June 30, 2015, employees have elected to invest in 2,408,854 shares of common stock within a company stock fund of the savings and investment 401(k) plan.

The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a cash contribution to the participant's RIA each year, the amount of which is based on the participant's age and years of service. Participants do not contribute to the RIA. The Company recognized $29,570, $25,247 and $22,046 in expense related to the RIA in 2015, 2014 and 2013, respectively.

Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change these benefit plans.
Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company's other postretirement benefits was immaterial.
The Company recognized $4,340, $4,478 and $4,930 in expense related to other postretirement benefits in 2015, 2014 and 2013, respectively.

	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$76,207	$75,544
Service cost	632	623
Interest cost	2,723	2,971
Actuarial loss	655	1,963
Benefits paid	(4,264)	(4,894)
Benefit obligation at end of year	$75,953	$76,207
Funded status	$(75,953)	$(76,207)

	2015	2014
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,629)	$(5,874)
Pensions and other postretirement benefits	(70,324)	(70,333)
Net amount recognized	$(75,953)	$(76,207)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$13,626	$14,074
Prior service credit	(676)	(797)
Net amount recognized	$12,950	$13,277

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of net actuarial loss and prior service credit that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2016 is $1,128 and $(121), respectively.
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2015	2014	2013
Discount rate	3.74%	4.1%	3.62%
Current medical cost trend rate	7.75%	7.75%	8.0%
Ultimate medical cost trend rate (Pre-65 participants)	5.6%	5.0%	5.0%
Ultimate medical cost trend rate (Post-65 participants)	6.2%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year (Pre-65 participants)	2041	2021	2019
Medical cost trend rate decreases to ultimate in year (Post-65 participants)	2045	2021	2019

The discount rate assumption used to measure the benefit obligation was 3.96 percent in 2015 and 3.74 percent in 2014.
Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2016 through 2020 are $5,644, $5,770, $5,751, $5,598 and $5,176, respectively, and $22,449 in the aggregate for the five years ending June 30, 2021 through June 30, 2025.
A one percentage point change in assumed health care cost trend rates would not have a material effect on the benefit cost or benefit obligation.

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company matching contributions and earnings on the deferrals. During 2015, 2014 and 2013, the Company recorded expense relating to deferred compensation of $5,676, $24,549 and $19,182, respectively.
The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.